Working capital - Inventories (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 543	£ 489
Work in progress	132	86
Maturing inventories	5,794	5,229
Finished goods and goods for resale	1,192	1,290
Inventories	£ 7,661	£ 7,094